Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Class A | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class A | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class A | Keurig Dr Pepper, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class A | TJX Cos., Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class A | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class A | Synopsys, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class A | Cooper Cos., Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class A | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class A | All Other & Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Class A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class A | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class A | Technology Hardware Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class A | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class A | Hotels Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class A | All Other & Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Class C | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Class C | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class C | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class C | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class C | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class C | Keurig Dr Pepper, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class C | TJX Cos., Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class C | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class C | Synopsys, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class C | Cooper Cos., Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class C | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Class C | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class C | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Class C | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class C | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class C | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class C | All Other & Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Class C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class C | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class C | Technology Hardware Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class C | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class C | Hotels Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class C | All Other & Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Class I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Class I | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class I | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class I | Keurig Dr Pepper, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class I | TJX Cos., Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class I | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class I | Synopsys, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class I | Cooper Cos., Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class I | All Other & Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class I | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Class I | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class I | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class I | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class I | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class I | Technology Hardware Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class I | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class I | Hotels Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class I | All Other & Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%